Quarterly Financial Reporting (Tables)	12 Months Ended
Dec. 30, 2014
Quarterly Financial Reporting

	Fiscal Quarter(1)
(dollar amounts in thousands)	1Q14	2Q14	3Q14	4Q14	FY14
Total revenue	$37,756	$41,514	$46,996	$48,354	$174,619
Income from operations	2,725	2,549	2,390	1,096	8,760
Net income	2,494	2,303	2,111	644	7,552
Net income attributable to non-controlling interest	2,494	2,303	2,111	676	7,584
Net loss attributable to The Habit Restaurants, Inc.	$—	$—	$—	$(32)	$(32)
Basic loss per share of Class A common stock(3)				$(0.00)	$(0.00)
Diluted loss per share of Class A common stock(3)				$(0.00)	$(0.00)

	Fiscal Quarter(2)
	1Q13	2Q13	3Q13	4Q13	FY13
Total Revenue	$26,062	$28,898	$29,929	$35,484	$120,373
Income from operations	1,408	2,067	1,369	1,641	6,485
Net income	1,240	1,901	1,188	1,420	5,750
Net income attributable to non-controlling interest	$1,240	$1,901	$1,188	$1,420	$5,750
Net loss attributable to The Habit Restaurants, Inc.	$—	$—	$—	$—	$—
Basic loss per share of Class A common stock(3)
Diluted loss per share of Class A common stock(3)

1)

The quarterly information presented for the quarters ended April 1, 2014, July 1, 2014 and September 30, 2014 reflect the consolidated financial statement results attributable to the LLC. The quarterly information presented for the quarter ended December 30, 2014 reflects the consolidated financial statement results of the Company. Certain totals will not sum exactly due to rounding.

2)

The quarterly information presented for the fiscal year ended December 31, 2013 reflects the consolidated financial statement results entirely attributable to the LLC. Certain totals will not sum exactly due to rounding.

3)

All earnings per share information attributable to these historical periods is not comparable to earnings per share information attributable to the Company after the IPO and, as such, has been omitted.